Cover Page	Feb. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 11, 2025
Entity Registrant Name	Upstart Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39797
Entity Tax Identification Number	46-4332431
Entity Address, Address Line One	2950 S. Delaware Street
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	833
Local Phone Number	212-2461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UPST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001647639
Amendment Flag	true
Amendment Description	On February 11, 2025, Upstart Holdings, Inc. (the “Company”) furnished a Current Report on Form 8-K that included a press release reporting its financial results for the fiscal quarter and full fiscal year ended December 31, 2024 (the “Original Form 8-K”). This Current Report on Form 8-K/A amends the Original 8-K solely for the purpose of correcting an error with respect to the Company’s diluted adjusted net income per share and diluted weighted-average common shares outstanding for the fiscal quarter ended December 31, 2024.